CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CURRENT ASSETS
Cash	$ 855,596	$ 1,250,279	$ 125,274
Accounts receivable	193,341	95,177
Deferred financing costs	82,324	83,191
Prepaid expenses	73,135	50,699
TOTAL CURRENT ASSETS	1,204,396	1,479,346
NON-CURRENT ASSETS
Property and equipment, net	56,091	84,279
Patents, net	103,325	112,489
Deposits	16,776	18,988
TOTAL NON-CURRENT ASSETS	176,192	215,756
TOTAL ASSETS	1,380,588	1,695,102
CURRENT LIABILITIES
Accounts payable	342,133	517,651
Due to related parties	146,112	839,070
Notes payable	0	390,000
Convertible notes payable, current portion	0	1,367,655
Derivative liabilities	0	10,679,067
Other current liabilities	85,731	1,855,374
TOTAL CURRENT LIABILITIES	573,976	15,648,817
NONCURRENT LIABILITIES
Convertible notes payable, noncurrent portion	155,229	776,451
TOTAL NONCURRENT LIABILITIES	155,229	776,451
TOTAL LIABILITIES	$ 729,205	$ 16,425,268
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 10,000,000 shares authorized at March 31, 2015 and 2014; 6,657,046 and 4,499,480 issued and outstanding at March 31, 2015 and 2014, respectively	$ 6,657	$ 4,497
Additional paid-in capital	82,238,507	59,879,624
Accumulated deficit	(81,629,714)	(74,832,557)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' EQUITY (DEFICIT)	615,450	(14,948,436)
NONCONTROLLING INTERESTS	35,933	218,270
TOTAL EQUITY (DEFICIT)	651,383	(14,730,166)	$ (9,144,444)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	1,380,588	$ 1,695,102
Pro Forma [Member]
CURRENT ASSETS
Cash	6,447,584
Accounts receivable	193,341
Deferred financing costs	82,324
Prepaid expenses	73,135
TOTAL CURRENT ASSETS	6,796,384
NON-CURRENT ASSETS
Property and equipment, net	56,091
Patents, net	103,325
Deposits	16,776
TOTAL NON-CURRENT ASSETS	176,192
TOTAL ASSETS	6,972,576
CURRENT LIABILITIES
Accounts payable	342,133
Due to related parties	146,112
Notes payable	0
Convertible notes payable, current portion	0
Derivative liabilities	0
Other current liabilities	85,731
TOTAL CURRENT LIABILITIES	573,976
NONCURRENT LIABILITIES
Convertible notes payable, noncurrent portion	155,229
TOTAL NONCURRENT LIABILITIES	155,229
TOTAL LIABILITIES	$ 729,205
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 10,000,000 shares authorized at March 31, 2015 and 2014; 6,657,046 and 4,499,480 issued and outstanding at March 31, 2015 and 2014, respectively	$ 7,609
Additional paid-in capital	87,829,543
Accumulated deficit	(81,629,714)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' EQUITY (DEFICIT)	6,207,438
NONCONTROLLING INTERESTS	35,933
TOTAL EQUITY (DEFICIT)	6,243,371
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 6,972,576